UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22274

Nuveen New Jersey Municipal Value Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Municipal Value Fund (NJV)
	July 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 104.7% (100.0% of Total Investments)

	MUNICIPAL BONDS – 102.0% (97.4% of Total Investments)

	Consumer Staples – 3.7% (3.6% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
$ 150	4.750%, 6/01/34	6/17 at 100.00	B2	$ 112,394
1,120	5.000%, 6/01/41	6/17 at 100.00	B2	833,179
1,270	Total Consumer Staples			945,573
	Education and Civic Organizations – 11.1% (10.6% of Total Investments)
110	Camden County Improvement Authority, New Jersey, Lease Revenue Bonds Rowan University School	12/23 at 100.00	A+	120,150
	of Osteopathic Medicine Project, Series 2013A, 5.000%, 12/01/32
45	New Jersey Economic Development Authority, Rutgers University General Obligation Lease Revenue	6/23 at 100.00	AA–	64,876
	Bonds, Tender Option Bond Trust 3359, 18.133%, 12/15/36 (IF) (4)
900	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series	9/19 at 100.00	A2	1,022,174
	2009A, 5.500%, 9/01/36
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
50	5.000%, 7/01/32	7/21 at 100.00	BBB+	52,824
30	5.000%, 7/01/37	7/21 at 100.00	BBB+	31,271
75	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series	7/23 at 100.00	A	81,692
	2013D, 5.000%, 7/01/38
1,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2009A,	6/19 at 100.00	AA	1,115,809
	5.625%, 6/01/30
30	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2,	12/20 at 100.00	Aa3	32,261
	5.000%, 12/01/30
100	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B,	12/22 at 100.00	A	105,296
	5.750%, 12/01/39 (Alternative Minimum Tax)
100	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	12/22 at 100.00	AA	107,168
	Bond Trust 4736, 11.799%, 12/01/23 (Alternative Minimum Tax) (IF) (4)
60	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond Trust 3339, 18.053%,	No Opt. Call	AA–	86,855
	5/01/21 (IF) (4)
2,500	Total Education and Civic Organizations			2,820,376
	Health Care – 23.3% (22.2% of Total Investments)
100	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,	2/23 at 100.00	BBB	108,484
	Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42
500	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	2/15 at 100.00	BBB	508,305
	2005A, 5.000%, 2/15/25
105	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	111,168
2,000	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA	2,158,539
	Series 2009A, 5.500%, 7/01/38 – AGC Insured (UB) (4)
100	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades	7/23 at 100.00	BBB	107,816
	Medical Center Obligated Group Issue, Series 2013, 5.250%, 7/01/31
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A	1,018,800
	Center, Series 2006B, 5.000%, 7/01/36
100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AA	105,032
	2007, 5.000%, 7/01/38 – AGC Insured
90	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson	7/23 at 100.00	A	100,145
	University Hospital, Series 2013A, 5.500%, 7/01/43
70	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	7/21 at 100.00	BBB+	76,150
	Care System, Refunding Series 2011A, 5.625%, 7/01/37
750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	No Opt. Call	BBB–	821,955
	Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18
100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke’s Warren	8/23 at 100.00	A3	94,938
	Hospital Obligated Group, Series 2013, 4.000%, 8/15/37
705	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/16 at 100.00	A2	716,950
	System, Refunding Series 2006, 5.000%, 7/01/36
5,620	Total Health Care			5,928,282
	Housing/Multifamily – 4.6% (4.4% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
100	5.750%, 6/01/31	6/20 at 100.00	Baa3	109,209
50	5.875%, 6/01/42	6/20 at 100.00	Baa3	54,628
1,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	11/19 at 100.00	A+	1,014,930
	2009A, 4.950%, 5/01/41
1,150	Total Housing/Multifamily			1,178,767
	Housing/Single Family – 1.5% (1.5% of Total Investments)
380	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds,	10/21 at 100.00	Aa2	391,476
	Series 2011A, 4.500%, 10/01/29
	Long-Term Care – 1.3% (1.2% of Total Investments)
160	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	161,325
	Evergreens Project, Series 2007, 5.625%, 1/01/38
15	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project,	1/24 at 100.00	N/R	15,060
	Series 2014, 5.250%, 1/01/44
140	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey	7/23 at 100.00	BBB–	145,506
	Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34
315	Total Long-Term Care			321,891
	Tax Obligation/General – 12.2% (11.6% of Total Investments)
100	Bloomfield Township Board of Education, Essex County, New Jersey, General Obligation Bonds,	No Opt. Call	A+	104,794
	Series 2011, 3.000%, 9/01/16
100	Evesham Township Board of Education, Burlington County, New Jersey, General Obligation Bonds,	No Opt. Call	Aa2	102,782
	Series 2005, 5.000%, 3/01/15 – NPFG Insured
10	Hillsborough Township School District, Somerset County, New Jersey, General Obligation School	No Opt. Call	AA	11,101
	Bonds, Series 2001, 5.375%, 10/01/16 – AGM Insured
255	Millville, New Jersey, General Obligation Bonds, Improvement Series 2011, 5.000%, 11/01/14 –	No Opt. Call	AA	257,971
	AGM Insured
50	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds,	No Opt. Call	N/R	50,725
	Series 2005, 5.000%, 12/01/14 – AMBAC Insured
150	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds,	No Opt. Call	N/R	158,351
	Series 2006, 5.000%, 12/01/15 – AMBAC Insured
	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds,
	Series 2007:
50	5.000%, 12/01/15 – AMBAC Insured	No Opt. Call	N/R	52,756
150	5.000%, 12/01/16 – AMBAC Insured	No Opt. Call	N/R	163,424
200	Monroe Township Board of Education of Gloucester County, New Jersey, General Obligation Bond,	No Opt. Call	AA–	212,406
	Refunding Series 2014, 3.000%, 3/01/17
20	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Parking Utility,	1/24 at 100.00	AA+	22,397
	Refunding Series 2014A, 5.000%, 1/01/37
500	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward	12/19 at 100.00	A3	584,495
	Police Facility, Series 2009A, 6.750%, 12/01/38 – AGC Insured
30	North Bergen Township, New Jersey, General Obligation Bonds, General Improvement Series 2009,	No Opt. Call	AA–	32,486
	4.000%, 2/01/17
75	Passaic County, New Jersey, General Obligation Bonds, Refunding Series 2009, 3.000%, 9/01/14 –	No Opt. Call	Aa3	75,170
	AGC Insured
50	Passaic County, New Jersey, General Obligation Bonds, Series 2004, 3.500%, 3/15/15 –	No Opt. Call	Aa3	50,992
	NPFG Insured
75	Peapack-Gladstone, New Jersey, General Obligation Bonds, General Improvements Series 2009,	No Opt. Call	Aa2	75,683
	3.000%, 12/01/14
350	South Brunswick Township Board of Education, Middlesex County, New Jersey, General Obligation	No Opt. Call	AA+	359,832
	Bonds, Refunding School Series 2014, 3.000%, 8/01/15
40	South Brunswick Township, Middlesex County, New Jersey, General Obligation Bonds, Refunding	No Opt. Call	AA	40,404
	Series 2004, 5.000%, 10/15/14 – NPFG Insured
25	South Brunswick Township, Middlesex County, New Jersey, General Obligation Bonds, Refunding	No Opt. Call	AA	26,704
	Series 2014, 3.000%, 9/01/17
100	Sussex County, New Jersey, General Obligation Bonds, Refunding Series 2014, 4.000%, 2/15/22	No Opt. Call	AA+	112,470
25	Swedesboro Woolwich Consolidated School District, Gloucester County, New Jersey, General	No Opt. Call	Aa3	25,508
	Obligation Bonds, Series 2007, 4.000%, 2/15/15 – AGM Insured
150	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Refunding	12/21 at 100.00	AA+	162,252
	Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative Minimum Tax)
170	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue	6/21 at 100.00	AA+	185,286
	Bonds, Series 2011A, 5.000%, 6/15/41
100	Upper Freehold Township, New Jersey, General Obligation Bonds, Series 2012, 3.000%, 12/15/14	No Opt. Call	AA	100,994
25	Washington Borough, Warren County, New Jersey, General Obligation Bonds, Series 2008, 4.500%,	No Opt. Call	A2	27,301
	3/01/17 – AGM Insured
100	Winslow Township, New Jersey, General Obligation Bonds, Refunding Series 2007, 5.000%,	No Opt. Call	A1	100,754
	10/01/14 – AGM Insured
2,900	Total Tax Obligation/General			3,097,038
	Tax Obligation/Limited – 30.0% (28.6% of Total Investments)
250	Burlington County Bridge Commission, New Jersey, Governmental Leasing Program Revenue Bonds,	No Opt. Call	Aa2	263,083
	County Guaranteed, Refunding Series 2014, 3.000%, 8/15/16
200	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	256,444
	Series 2005A, 5.750%, 11/01/28 – AGM Insured
630	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB+	690,518
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
250	5.000%, 6/15/25	6/22 at 100.00	BBB+	277,673
400	5.000%, 6/15/28	No Opt. Call	BBB+	436,216
700	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A	737,632
	Transformation Program, Series 2008A, 5.250%, 10/01/38
2,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/19 at 100.00	A	2,269,019
	Transformation Program, Series 2009A, 5.750%, 10/01/31
5,380	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A,	No Opt. Call	A	1,462,552
	0.000%, 12/15/39
1,300	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	BBB	96,434
	8/01/54 – AMBAC Insured
105	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	112,729
	Series 2010A, 5.000%, 10/01/29
1,000	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan Notes,	10/19 at 100.00	BBB	1,038,780
	Series 2009A-1, 5.000%, 10/01/39
12,215	Total Tax Obligation/Limited			7,641,080
	Transportation – 10.4% (9.9% of Total Investments)
250	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	6/15 at 100.00	AA–	258,058
	5.250%, 6/01/20 – NPFG Insured
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
150	4.125%, 1/01/39	1/24 at 100.00	A1	151,808
200	5.000%, 1/01/44	1/24 at 100.00	A1	219,258
250	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port	No Opt. Call	BBB	269,468
	District Project, Series 2012, 5.000%, 1/01/27
190	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	BBB–	204,966
	Replacement Project, Series 2013, 5.625%, 1/01/52 (Alternative Minimum Tax)
80	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/24 at 101.00	B	85,325
	Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)
200	New Jersey Transit Corporation, Grant Anticipation Notes, Federal Transit Administration	No Opt. Call	A	210,272
	Section 5307 Urbanized Area Formula Funds, Series 2014A, 5.000%, 9/15/15 (WI/DD,
	Settling 8/06/14)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
30	6.500%, 1/01/16	No Opt. Call	A3	32,551
10	6.500%, 1/01/16 – AMBAC Insured	No Opt. Call	A3	10,850
765	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A+	848,446
315	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	350,869
	Ninth Series 2013, 5.000%, 12/01/43
2,440	Total Transportation			2,641,871
	U.S. Guaranteed – 2.5% (2.4% of Total Investments) (5)
140	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.500%,	No Opt. Call	Aaa	153,604
	6/15/16 – RAAI Insured (ETM)
50	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series	9/14 at 100.00	AA (5)	50,202
	2007-T3, 5.000%, 9/01/20 (Pre-refunded 9/01/14) – AGM Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
30	6.500%, 1/01/16 (ETM)	No Opt. Call	A3 (5)	32,634
85	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	92,463
240	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	249,223
65	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (5)	67,498
610	Total U.S. Guaranteed			645,624
	Utilities – 1.4% (1.4% of Total Investments)
300	Industrial Pollution Control Financing Authority of Cape May County, New Jersey, Pollution	No Opt. Call	AA–	368,928
	Control Revenue Refunding Bonds, 1991 Series A (Atlantic City Electric Company Project),
	6.800%, 3/01/21 – NPFG Insured
$ 29,700	Total Municipal Bonds (cost $23,602,168)			25,980,906

Shares	Description (1)			Value
	COMMON STOCKS – 2.7% (2.6% of Total Investments)
	Airlines – 2.7% (2.6% of Total Investments)
17,808	American Airlines Group Inc., (6)			$ 691,841
	Total Common Stocks (cost $302,361)			691,841
	Total Long-Term Investments (cost $23,904,529)			26,672,747
	Floating Rate Obligations – (5.9)%			(1,500,000)
	Other Assets Less Liabilities – 1.2%			311,296
	Net Assets Applicable to Common Shares – 100%			$ 25,484,043

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$25,980,906	$ —	$25,980,906
Common Stocks	691,841	—	—	691,841
Total	$691,841	$25,980,906	$ —	$26,672,747

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments was $22,302,655.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$2,871,679
Depreciation	(1,587)
Net unrealized appreciation (depreciation) of investments	$2,870,092

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period.
Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Municipal Value Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 29, 2014